Property and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment

Note 3—Property and equipment

Property and equipment, net is comprised of the following as of June 30, 2022 and December 31, 2021 (in thousands):

	June 30, 2022	December 31, 2021
Computers, equipment and software	$3,378	$2,968
Customer equipment	1,230	1,122
Furniture and fixtures	1,689	1,570
Leasehold improvements	3,771	3,769
	10,068	9,429
Less accumulated depreciation and amortization	(7,468)	(6,818)
Property and equipment, net	$2,600	$2,611

Depreciation and amortization expense reflected in operating expense for the three months ended June 30, 2022 and 2021 was $0.3 million and $0.4 million, respectively. Depreciation expense for the six months ended June 30, 2022 and 2021 was $0.7 million and $0.8 million, respectively

Note 3—Property and equipment

Property and equipment, net is comprised of the following at December 31 (in thousands):

	2021	2020
Computers, equipment and software	$2,968	$2,431
Customer equipment	1,122	913
Furniture and fixtures	1,570	1,130
Leasehold improvements	3,769	3,020
	9,429	7,494
Less accumulated amortization and depreciation	(6,818)	(5,205)
Property and equipment, net	$2,611	$2,289

Property and equipment amortization and depreciation expenses for the years ended December 31, 2021 and 2020 totaled $1.6 million and $1.6 million, respectively.